Portfolio of Investments November 30, 2024
Preferred Securities and Income
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 98.4%
2420852609 $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 50.2% 2420852609
AUTOMOBILES & COMPONENTS - 1.3%
$ 21,979,000 (a),(b) General Motors Financial Co Inc 5.700 % N/A $ 21,409,498
43,118,000 (b) General Motors Financial Co Inc 5.750 N/A 41,984,854
TOTAL AUTOMOBILES & COMPONENTS 63,394,352
BANKS - 18.4%
26,726,000 (a),(b) Bank of America Corp 6.300 N/A 26,993,741
6,780,000 (a),(b) Bank of America Corp 4.375 N/A 6,545,632
8,030,000 (b) Bank of America Corp 5.875 N/A 8,076,991
6,151,000 (b) Bank of America Corp 6.100 N/A 6,138,697
9,851,000 Bank of Montreal 7.300 11/26/84 10,171,374
17,716,000 Bank of Montreal 7.700 05/26/84 18,435,376
10,255,000 Bank of Nova Scotia/The 8.000 01/27/84 10,784,086
13,777,000 (b) Citigroup Inc 6.250 N/A 13,890,054
34,157,000 (b) Citigroup Inc 7.125 N/A 35,140,380
11,994,000 (b) Citigroup Inc 4.150 N/A 11,510,795
49,701,000 (b) Citigroup Inc 5.950 N/A 49,565,724
9,885,000 (a),(b) Citigroup Inc 7.375 N/A 10,357,454
31,871,000 (b) Citigroup Inc 7.625 N/A 33,749,190
18,224,000 (b) Citigroup Inc 7.000 N/A 19,167,146
17,365,000 (b) Citizens Financial Group Inc 4.000 N/A 16,493,190
3,846,000 (b),(c) Citizens Financial Group Inc (TSFR3M + 3.419%) 8.008 N/A 3,832,193
6,807,000 (b) CoBank ACB 7.250 N/A 6,956,623
33,000,000 (b) CoBank ACB 6.450 N/A 33,446,325
22,396,000 (b) CoBank ACB 6.250 N/A 22,366,574
6,770,000 (b),(d) Farm Credit Bank of Texas 6.200 N/A 6,685,375
14,665,000 (b),(d) Farm Credit Bank of Texas 5.700 N/A 14,541,075
10,336,000 (b) Fifth Third Bancorp 4.500 N/A 10,185,636
7,016,000 (b),(c) Fifth Third Bancorp (TSFR3M + 3.295%) 7.898 N/A 6,976,513
20,174,000 (a),(b),(c) First Citizens BancShares Inc/NC (TSFR3M + 4.234%) 9.180 N/A 20,496,784
965,000 (b) Goldman Sachs Group Inc/The 4.400 N/A 956,651
26,515,000 (b) Huntington Bancshares Inc/OH 5.625 N/A 26,247,163
4,657,000 (b) JPMorgan Chase & Co 3.650 N/A 4,528,063
68,116,000 (b) JPMorgan Chase & Co 6.875 N/A 71,928,180
6,491,000 (b) KeyCorp 5.000 N/A 6,300,737
14,785,000 (b) M&T Bank Corp 3.500 N/A 13,779,537
5,323,000 (b) M&T Bank Corp 5.125 N/A 5,266,228
16,330,000 (b) PNC Financial Services Group Inc/The 3.400 N/A 15,294,740
8,444,000 (b) PNC Financial Services Group Inc/The 5.000 N/A 8,355,543
6,555,000 (b) PNC Financial Services Group Inc/The 6.200 N/A 6,633,942
45,844,000 (b) PNC Financial Services Group Inc/The 6.250 N/A 46,367,350
14,835,000 (b) PNC Financial Services Group Inc/The 6.000 N/A 14,896,209
14,102,000 (b) Regions Financial Corp 5.750 N/A 14,018,085
20,719,000 Toronto-Dominion Bank/The 8.125 10/31/82 21,768,832
24,314,000 (b) Truist Financial Corp 5.100 N/A 23,382,601
48,536,000 (b) Truist Financial Corp 6.669 N/A 48,342,395
2,988,000 (a),(b) US Bancorp 5.300 N/A 2,961,379
41,487,000 (b) Wells Fargo & Co 3.900 N/A 40,363,188
42,179,000 (b) Wells Fargo & Co 6.850 N/A 43,702,801
36,382,000 (b) Wells Fargo & Co 5.875 N/A 36,297,838
6,580,000 Wells Fargo & Co 7.950 11/15/29 7,441,601
24,750,000 (a),(b) Wells Fargo & Co 7.625 N/A 26,360,581
TOTAL BANKS 887,700,572
CAPITAL GOODS - 2.4%
42,469,000 (d) AerCap Global Aviation Trust 6.500 06/15/45 42,438,482
5,586,000 (b) Air Lease Corp 4.125 N/A 5,264,108
11,955,000 (b) Air Lease Corp 4.650 N/A 11,671,535
12,383,000 (b) Air Lease Corp 6.000 N/A 12,250,998
10,564,000 (d) ILFC E-Capital Trust I 6.565 12/21/65 8,669,972

Portfolio of Investments November 30, 2024
(continued)
Preferred Securities and Income

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CAPITAL GOODS (continued)
$ 39,963,000 (d) ILFC E-Capital Trust I 6.815% 12/21/65 $ 33,288,576
TOTAL CAPITAL GOODS 113,583,671
ENERGY - 2.6%
10,154,000 Enbridge Inc 6.000 01/15/77 10,067,394
14,306,000 Enbridge Inc 5.750 07/15/80 13,899,904
12,755,000 Enbridge Inc 7.625 01/15/83 13,447,877
4,735,000 Enbridge Inc 5.500 07/15/77 4,583,173
2,874,000 (b) Energy Transfer LP 6.625 N/A 2,833,564
20,423,000 (b) Energy Transfer LP 7.125 N/A 20,845,225
11,442,000 (b) Energy Transfer LP 6.500 N/A 11,447,263
5,335,000 Energy Transfer LP 8.000 05/15/54 5,674,722
8,380,000 (d) South Bow Canadian Infrastructure Holdings Ltd 7.500 03/01/55 8,770,407
31,347,000 Transcanada Trust 5.600 03/07/82 30,033,724
4,125,000 Transcanada Trust 5.875 08/15/76 4,101,389
TOTAL ENERGY 125,704,642
FINANCIAL SERVICES - 7.7%
17,895,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.950 03/10/55 18,555,823
19,925,000 (b) Ally Financial Inc 4.700 N/A 17,321,870
14,202,000 (b) Ally Financial Inc 4.700 N/A 13,384,594
20,885,000 (b),(d) American AgCredit Corp 5.250 N/A 20,571,728
13,930,000 (b) American Express Co 3.550 N/A 13,300,966
7,300,000 (b) Bank of New York Mellon Corp/The 4.700 N/A 7,211,334
13,295,000 (b),(d) Capital Farm Credit ACA 5.000 N/A 12,995,863
11,655,000 (a),(b) Capital One Financial Corp 3.950 N/A 11,134,651
12,201,000 (b) Charles Schwab Corp/The 5.375 N/A 12,155,418
20,975,000 (b) Charles Schwab Corp/The 4.000 N/A 20,263,574
3,955,000 Citigroup Capital III 7.625 12/01/36 4,352,266
6,700,000 (b),(d) Compeer Financial ACA 4.875 N/A 6,465,500
5,000,000 (a),(b) Discover Financial Services 5.500 N/A 4,873,009
8,108,000 (b) Discover Financial Services 6.125 N/A 8,102,569
25,209,000 (b) Equitable Holdings Inc 4.950 N/A 24,989,122
13,300,000 (b) Goldman Sachs Group Inc/The 5.300 N/A 13,277,613
2,925,000 (b) Goldman Sachs Group Inc/The 4.125 N/A 2,810,294
20,175,000 (b) Goldman Sachs Group Inc/The 7.500 N/A 21,595,804
31,382,000 (b) Goldman Sachs Group Inc/The 7.500 N/A 32,838,329
27,019,000 (a),(b) Goldman Sachs Group Inc/The 6.125 N/A 27,058,789
5,510,000 (b) Goldman Sachs Group Inc/The 3.800 N/A 5,279,535
28,868,000 (b) Goldman Sachs Group Inc/The 7.379 N/A 28,895,771
18,005,000 (b) State Street Corp 6.700 N/A 18,481,340
26,248,000 (b) Voya Financial Inc 7.758 N/A 27,966,194
TOTAL FINANCIAL SERVICES 373,881,956
FOOD, BEVERAGE & TOBACCO - 2.9%
13,835,000 (b),(d) Dairy Farmers of America Inc 7.125 N/A 13,212,425
46,071,000 (b),(d) Land O' Lakes Inc 7.000 N/A 37,432,499
39,310,000 (b),(d) Land O' Lakes Inc 8.000 N/A 36,607,178
64,838,000 (b),(d) Land O' Lakes Inc 7.250 N/A 54,261,580
TOTAL FOOD, BEVERAGE & TOBACCO 141,513,682
INSURANCE - 8.6%
7,115,000 Aegon Ltd 5.500 04/11/48 7,023,636
7,025,000 American International Group Inc 5.750 04/01/48 6,983,942
51,650,000 Assurant Inc 7.000 03/27/48 53,093,507
64,240,000 (d) Assured Guaranty Municipal Holdings Inc 6.400 12/15/66 59,270,678
19,875,000 AXIS Specialty Finance LLC 4.900 01/15/40 18,967,745
22,597,000 Corebridge Financial Inc 6.375 09/15/54 22,675,389
13,804,000 Enstar Finance LLC 5.750 09/01/40 13,681,795
14,288,000 Enstar Finance LLC 5.500 01/15/42 13,582,411
5,830,000 (d) Fidelis Insurance Holdings Ltd 6.625 04/01/41 5,742,550
7,425,000 (a),(b) MetLife Inc 3.850 N/A 7,293,552
24,448,000 (d) MetLife Inc 9.250 04/08/38 28,959,927
4,531,000 (a),(b) MetLife Inc 5.875 N/A 4,541,625
14,051,000 PartnerRe Finance B LLC 4.500 10/01/50 13,037,685

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INSURANCE (continued)
$ 21,542,000 Provident Financing Trust I 7.405% 03/15/38 $ 23,236,175
8,234,000 Prudential Financial Inc 5.125 03/01/52 7,928,810
13,400,000 Prudential Financial Inc 6.500 03/15/54 13,839,708
4,636,000 Prudential Financial Inc 5.375 05/15/45 4,626,392
15,606,000 (b),(d) QBE Insurance Group Ltd 5.875 N/A 15,603,241
46,218,000 (b),(d) SBL Holdings Inc 6.500 N/A 39,935,425
62,124,000 (b),(d) SBL Holdings Inc 7.000 N/A 55,917,477
TOTAL INSURANCE 415,941,670
MEDIA & ENTERTAINMENT - 0.4%
8,767,000 (b),(d) Farm Credit Bank of Texas 7.750 N/A 9,160,945
10,628,000 Paramount Global 6.375 03/30/62 10,249,776
TOTAL MEDIA & ENTERTAINMENT 19,410,721
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.2%
11,121,000 (d) EUSHI Finance Inc 7.625 12/15/54 11,498,625
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 11,498,625
TELECOMMUNICATION SERVICES - 0.7%
22,509,000 Vodafone Group PLC 7.000 04/04/79 23,532,743
9,350,000 Vodafone Group PLC 4.125 06/04/81 8,393,491
TOTAL TELECOMMUNICATION SERVICES 31,926,234
UTILITIES - 5.0%
13,450,000 (d) AES Andes SA 6.350 10/07/79 13,420,879
5,575,000 (d) AES Andes SA 8.150 06/10/55 5,701,798
6,473,000 AES Corp/The 7.600 01/15/55 6,740,383
7,093,000 (d) AltaGas Ltd 7.200 10/15/54 7,243,547
14,161,000 American Electric Power Co Inc 3.875 02/15/62 13,378,864
4,789,000 CMS Energy Corp 4.750 06/01/50 4,540,007
6,574,000 Dominion Energy Inc 7.000 06/01/54 6,966,724
8,455,000 Duke Energy Corp 6.450 09/01/54 8,583,651
13,579,000 (b) Edison International 5.000 N/A 13,267,820
5,247,000 (b) Edison International 5.375 N/A 5,200,135
35,009,000 Emera Inc 6.750 06/15/76 35,365,635
18,153,000 Entergy Corp 7.125 12/01/54 18,618,425
15,071,000 NextEra Energy Capital Holdings Inc 6.750 06/15/54 15,684,833
8,415,000 PG&E Corp 7.375 03/15/55 8,696,496
12,897,000 Sempra 6.550 04/01/55 12,931,177
14,740,000 Sempra 4.125 04/01/52 13,962,769
12,730,000 (b) Sempra 4.875 N/A 12,613,260
10,626,000 Southern Co/The 4.000 01/15/51 10,421,518
10,900,000 (b),(d) Vistra Corp 7.000 N/A 11,003,564
3,395,000 (b),(d) Vistra Corp 8.000 N/A 3,484,343
7,900,000 (b),(d) Vistra Corp 8.875 N/A 8,470,656
TOTAL UTILITIES 236,296,484
TOTAL $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED
(Cost $2,402,638,628) 2,420,852,609
SHARES DESCRIPTION RATE VALUE
561868309 $25 PAR (OR SIMILAR) RETAIL PREFERRED - 11.7% 561868309
BANKS - 1.4%
486,433 Fifth Third Bancorp 9.296 12,593,750
280,000 Huntington Bancshares Inc/OH 7.618 5,537,050
285,287 KeyCorp 6.125 7,320,465
1,355,330 (a) KeyCorp 6.200 34,560,915
302,269 Regions Financial Corp 5.700 7,611,134
TOTAL BANKS 67,623,314
CAPITAL GOODS - 0.2%
271,800 WESCO International Inc 10.625 7,085,826
TOTAL CAPITAL GOODS 7,085,826

Portfolio of Investments November 30, 2024
(continued)
Preferred Securities and Income

SHARES DESCRIPTION RATE VALUE
FINANCIAL SERVICES - 2.8%
558,300 Equitable Holdings Inc 5.250% $ 12,812,985
518,768 Morgan Stanley 6.375 13,150,769
1,344,835 Morgan Stanley 5.850 33,526,736
242,300 Morgan Stanley 6.500 6,321,607
322,188 Morgan Stanley 6.875 8,157,800
870,125 Morgan Stanley 6.625 23,067,014
350,835 Synchrony Financial 5.625 7,342,977
1,058,054 Voya Financial Inc 5.350 26,758,186
TOTAL FINANCIAL SERVICES 131,138,074
FOOD, BEVERAGE & TOBACCO - 1.3%
193,870 CHS Inc 7.875 5,160,819
1,451,502 CHS Inc 7.100 36,795,576
528,896 CHS Inc 6.750 13,291,156
44,881 CHS Inc 7.500 1,157,032
76,700 (d) Dairy Farmers of America Inc 7.875 7,263,011
TOTAL FOOD, BEVERAGE & TOBACCO 63,667,594
INSURANCE - 5.9%
1,153,711 (a) American National Group Inc 6.625 29,719,595
1,260,035 American National Group Inc 5.950 31,992,289
1,069,225 (a) Aspen Insurance Holdings Ltd 8.915 27,329,391
363,750 Aspen Insurance Holdings Ltd 7.125 9,064,650
603,290 Aspen Insurance Holdings Ltd 5.625 13,320,643
191,504 Assurant Inc 5.250 4,203,513
396,416 Athene Holding Ltd 6.375 10,029,325
540,503 Athene Holding Ltd 7.750 14,777,352
1,006,376 Athene Holding Ltd 6.350 25,863,863
1,637,403 Delphi Financial Group Inc 7.975 39,297,672
1,208,861 Enstar Group Ltd 7.000 24,854,182
966,075 Maiden Holdings North America Ltd 7.750 16,886,991
23,571 PartnerRe Ltd 4.875 392,693
763,405 Reinsurance Group of America Inc 5.750 19,100,393
556,200 Reinsurance Group of America Inc 7.125 14,906,160
221,929 Selective Insurance Group Inc 4.600 4,263,256
TOTAL INSURANCE 286,001,968
TELECOMMUNICATION SERVICES - 0.1%
314,900 AT&T Inc 4.750 6,351,533
TOTAL TELECOMMUNICATION SERVICES 6,351,533
TOTAL $25 PAR (OR SIMILAR) RETAIL PREFERRED
(Cost $580,091,506) 561,868,309
PRINCIPAL DESCRIPTION(e) RATE MATURITY VALUE
1639327089 CONTINGENT CAPITAL SECURITIES - 34.0% 1639327089
BANKS - 28.6%
$ 44,883,000 (b) Banco Bilbao Vizcaya Argentaria SA 9.375 N/A 48,863,853
15,585,000 (b) Banco Bilbao Vizcaya Argentaria SA 6.500 N/A 15,509,706
25,782,000 (b) Banco Bilbao Vizcaya Argentaria SA 6.125 N/A 24,576,697
10,700,000 (b),(d) Banco Mercantil del Norte SA/Grand Cayman 7.500 N/A 10,394,560
27,655,400 (b),(d) Banco Mercantil del Norte SA/Grand Cayman 8.750 N/A 27,333,755
16,450,000 (b),(d) Banco Mercantil del Norte SA/Grand Cayman 7.625 N/A 16,111,513
34,800,000 (b) Banco Santander SA 8.000 N/A 35,898,984
63,600,000 (b) Banco Santander SA 9.625 N/A 72,959,503
15,435,000 (a),(b) Banco Santander SA 4.750 N/A 14,542,481
31,020,000 (b) Barclays PLC 8.000 N/A 32,188,155
92,693,000 (b) Barclays PLC 9.625 N/A 102,184,807
10,567,000 (b) Barclays PLC 6.125 N/A 10,552,953
38,013,000 (b),(d) BNP Paribas SA 8.500 N/A 39,620,722
24,811,000 (b),(d) BNP Paribas SA 9.250 N/A 26,668,649
64,308,000 (b),(d) BNP Paribas SA 7.750 N/A 66,064,830
12,326,000 (b),(d) BNP Paribas SA 7.375 N/A 12,354,357
44,789,000 (b),(d) BNP Paribas SA 8.000 N/A 46,070,279
8,861,000 (b),(d) BNP Paribas SA 7.000 N/A 8,839,006

PRINCIPAL DESCRIPTION(e) RATE MATURITY VALUE
BANKS (continued)
$ 27,374,000 (b),(d) Credit Agricole SA 8.125 % N/A $ 27,955,697
56,179,000 (b),(d) Credit Agricole SA 6.700 N/A 54,117,321
38,874,000 (a),(b) HSBC Holdings PLC 6.950 N/A 39,070,647
40,169,000 (b) HSBC Holdings PLC 6.000 N/A 39,517,941
23,395,000 (b) HSBC Holdings PLC 6.875 N/A 23,417,425
38,510,000 (a),(b) HSBC Holdings PLC 8.000 N/A 40,336,529
28,470,000 (b) HSBC Holdings PLC 6.375 N/A 28,448,824
26,462,000 (a),(b) HSBC Holdings PLC 6.500 N/A 26,227,584
46,559,000 (b) ING Groep NV 5.750 N/A 46,072,850
29,400,000 (b) ING Groep NV 6.500 N/A 29,424,636
29,565,000 (a),(b),(d) Intesa Sanpaolo SpA 7.700 N/A 29,557,040
9,585,000 (b) Lloyds Banking Group PLC 6.750 N/A 9,237,060
46,407,000 (b) Lloyds Banking Group PLC 8.000 N/A 48,429,927
31,560,000 (b) Lloyds Banking Group PLC 7.500 N/A 31,610,117
49,300,000 (b) NatWest Group PLC 8.125 N/A 52,369,517
16,844,000 (a),(b) NatWest Group PLC 7.300 N/A 16,743,325
22,494,000 (b) NatWest Group PLC 8.000 N/A 22,776,952
8,366,000 (b) NatWest Group PLC 6.000 N/A 8,309,814
19,767,000 (a),(b),(d) Nordea Bank Abp 6.300 N/A 18,972,796
14,535,000 (b),(d) Nordea Bank Abp 6.625 N/A 14,595,393
54,126,000 (b),(d) Societe Generale SA 10.000 N/A 58,024,642
19,175,000 (b),(d) Societe Generale SA 8.500 N/A 19,385,446
45,240,000 (b),(d) Societe Generale SA 9.375 N/A 47,080,256
5,986,000 (b),(d) Standard Chartered PLC 6.000 N/A 5,960,710
25,875,000 (b),(d) Standard Chartered PLC 7.750 N/A 26,554,348
TOTAL BANKS 1,374,931,607
FINANCIAL SERVICES - 5.2%
59,519,000 (b) Deutsche Bank AG 6.000 N/A 58,327,138
11,000,000 (b) Deutsche Bank AG 7.500 N/A 10,945,872
35,277,000 (b) UBS Group AG, Reg S 7.000 N/A 35,318,450
30,187,000 (b) UBS Group AG, Reg S 6.875 N/A 30,248,883
62,094,000 (b),(d) UBS Group AG 9.250 N/A 71,381,834
29,805,000 (b),(d) UBS Group AG 9.250 N/A 32,485,480
14,220,000 (b),(d) UBS Group AG 7.750 N/A 14,859,089
TOTAL FINANCIAL SERVICES 253,566,746
INSURANCE - 0.2%
10,501,000 (b) Phoenix Group Holdings PLC, Reg S 8.500 N/A 10,828,736
TOTAL INSURANCE 10,828,736
TOTAL CONTINGENT CAPITAL SECURITIES
(Cost $1,598,591,577) 1,639,327,089
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
109376103 CORPORATE BONDS - 2.3% 109376103
BANKS - 0.4%
17,340,000 (b) ING Groep NV, Reg S 7.500 N/A 17,827,705
TOTAL BANKS 17,827,705
ENERGY - 1.1%
48,304,000 Enbridge Inc 8.500 01/15/84 53,793,218
TOTAL ENERGY 53,793,218
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.2%
62,450,000 (f) Credit Suisse Group AG 7.250 03/12/72 7,337,875
12,260,000 (f) Credit Suisse Group AG 6.380 02/21/72 1,440,550
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 8,778,425
FINANCIAL SERVICES - 0.5%
49,069,000 (f) Credit Suisse Group AG 0.000 01/17/72 5,765,607
8,421,000 (f) Credit Suisse Group AG 5.250 02/11/72 989,467
36,075,000 (f) Credit Suisse Group AG 7.500 01/17/72 4,238,813
11,000,000 (a),(b) Deutsche Bank AG, Reg S 4.789 N/A 10,780,000
TOTAL FINANCIAL SERVICES 21,773,887

Portfolio of Investments November 30, 2024
(continued)
Preferred Securities and Income

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOFTWARE & SERVICES - 0.1%
$ 61,301,000 (f) Credit Suisse Group AG 7.500% 06/11/72 $ 7,202,868
TOTAL SOFTWARE & SERVICES 7,202,868
TOTAL CORPORATE BONDS
(Cost $307,919,296) 109,376,103
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
9,032,857 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 0.2% 9,032,857
8,889,000 CoBank ACB 7.125 12/30/49 9,032,857
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $8,889,000) 9,032,857
TOTAL LONG-TERM INVESTMENTS
(Cost $4,898,130,007) 4,740,456,967
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 2.1%
102,629,977 (g) State Street Navigator Securities Lending Government Money
Market Portfolio
4.630 (h) 102,629,977
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $102,629,977) 102,629,977
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.4%
19,925,000 REPURCHASE AGREEMENTS - 0.4% 19,925,000
19,925,000 (i) Fixed Income Clearing Corporation 4.550 12/02/24 19,925,000
TOTAL REPURCHASE AGREEMENTS
(Cost $19,925,000) 19,925,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $19,925,000) 19,925,000
TOTAL INVESTMENTS - 100.9%
(Cost $5,020,684,984 ) 4,863,011,944
OTHER ASSETS & LIABILITIES, NET -  (0.9)% (44,325,996)
NET ASSETS - 100% $ 4,818,685,948
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 10-Year Note 2,548 3/25 $ 279,806,161 $ 283,305,750 $ 3,499,589
U.S. Treasury Long Bond 620 3/25 72,294,119 74,090,000 1,795,881
U.S. Treasury Ultra Bond 555 3/25 68,145,482 70,589,063 2,443,581
Total $420,245,762 $427,984,813 $7,739,051

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
$1,000 Par (or similar) Institutional
Preferred $ – $ 2,420,852,609 $ – $ 2,420,852,609
$25 Par (or similar) Retail Preferred 561,475,616 392,693 – 561,868,309
Contingent Capital Securities – 1,639,327,089 – 1,639,327,089
Corporate Bonds – 82,400,923 26,975,180 109,376,103
U.S. Government and Agency Obligations – 9,032,857 – 9,032,857
Investments Purchased with Collateral from
Securities Lending 102,629,977 – – 102,629,977
Short-Term Investments:
Repurchase Agreements – 19,925,000 – 19,925,000
Investments in Derivatives:
Futures Contracts* 7,739,051 – – 7,739,051
Total
$ 671,844,644 $ 4,171,931,171 $ 26,975,180 $ 4,870,750,995
* Represents net unrealized appreciation (depreciation).
(a) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $99,855,473.
(b) Perpetual security. Maturity date is not applicable.
(c) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $1,253,005,049 or 25.8% of Total Investments.
(e) Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.
(f) For fair value measurement disclosure purposes, investment classified as Level 3.
(g) Investments made with cash collateral received from securities on loan.
(h) The rate shown is the one-day yield as of the end of the reporting period.
(i) Agreement with Fixed Income Clearing Corporation, 4.550% dated 11/29/24 to be repurchased at $19,932,555 on 12/2/24, collateralized by
Government Agency Securities, with coupon rate 3.875% and maturity date 5/15/43, valued at $20,323,610.
M Month
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.
TSFR
3M CME Term Secured Overnight Financing Rate 3 Month

Portfolio of Investments November 30, 2024
Flexible Income
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 97.1%
308787839 $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 30.0% 308787839
AUTOMOBILES & COMPONENTS - 1.0%
$ 6,763,000 (a),(b) General Motors Financial Co Inc 6.500 % N/A $ 6,803,091
3,613,000 (a),(b) General Motors Financial Co Inc 5.700 N/A 3,519,383
TOTAL AUTOMOBILES & COMPONENTS 10,322,474
BANKS - 6.4%
8,965,000 (a),(b) Bank of America Corp 6.300 N/A 9,054,811
23,521,000 (b) Citigroup Inc 6.250 N/A 23,714,014
4,025,000 (b),(c) First Citizens BancShares Inc/NC (TSFR3M + 4.234%) 9.180 N/A 4,089,400
5,825,000 (b) JPMorgan Chase & Co 6.875 N/A 6,151,002
6,994,000 (b) PNC Financial Services Group Inc/The 6.200 N/A 7,078,229
5,450,000 (b),(c) PNC Financial Services Group Inc/The (TSFR3M + 3.302%) 8.317 N/A 5,445,255
2,800,000 (b) Wells Fargo & Co 5.875 N/A 2,793,523
6,800,000 (a),(b) Wells Fargo & Co 7.625 N/A 7,242,503
TOTAL BANKS 65,568,737
ENERGY - 3.7%
5,072,000 Enbridge Inc 8.500 01/15/84 5,648,377
6,200,000 (b) Energy Transfer LP 7.125 N/A 6,328,179
11,100,000 Energy Transfer LP 8.000 05/15/54 11,806,825
5,406,000 (d) South Bow Canadian Infrastructure Holdings Ltd 7.500 03/01/55 5,657,855
1,150,000 Transcanada Trust 5.600 03/07/82 1,101,821
7,906,000 Transcanada Trust 5.875 08/15/76 7,860,746
TOTAL ENERGY 38,403,803
FINANCIAL SERVICES - 4.3%
8,226,700 (b) Ally Financial Inc 4.700 N/A 7,753,207
6,675,000 (b) American Express Co 3.550 N/A 6,373,578
5,425,000 (d) Ares Finance Co III LLC 4.125 06/30/51 5,186,360
9,550,000 (b) Goldman Sachs Group Inc/The 7.500 N/A 10,222,549
5,750,000 Morgan Stanley 5.948 01/19/38 5,880,940
8,250,000 (b) State Street Corp 6.700 N/A 8,468,262
TOTAL FINANCIAL SERVICES 43,884,896
FOOD, BEVERAGE & TOBACCO - 0.7%
2,042,000 (b),(d) Land O' Lakes Inc 8.000 N/A 1,901,599
3,300,000 (b),(d) Land O' Lakes Inc 7.250 N/A 2,761,702
3,200,000 (b),(d) Land O' Lakes Inc 7.000 N/A 2,599,987
TOTAL FOOD, BEVERAGE & TOBACCO 7,263,288
INSURANCE - 1.7%
650,000 Enstar Finance LLC 5.500 01/15/42 617,901
4,950,000 Enstar Finance LLC 5.750 09/01/40 4,906,178
10,255,000 (d) Liberty Mutual Group Inc 7.800 03/15/37 11,480,721
TOTAL INSURANCE 17,004,800
MEDIA & ENTERTAINMENT - 0.7%
1,575,000 Paramount Global 6.375 03/30/62 1,518,950
6,180,000 (d) Sirius XM Radio Inc 4.000 07/15/28 5,802,572
TOTAL MEDIA & ENTERTAINMENT 7,321,522
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.6%
6,275,000 (d) EUSHI Finance Inc 7.625 12/15/54 6,488,074
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 6,488,074
UTILITIES - 10.9%
8,250,000 AES Corp/The 7.600 01/15/55 8,590,786
6,350,000 Dominion Energy Inc 6.875 02/01/55 6,689,048
7,228,000 Dominion Energy Inc 7.000 06/01/54 7,659,793
7,525,000 (b) Edison International 5.000 N/A 7,352,555
1,800,000 Edison International 8.125 06/15/53 1,887,341
3,114,000 Edison International 7.875 06/15/54 3,263,192
14,370,000 Emera Inc 6.750 06/15/76 14,516,387
2,950,000 NextEra Energy Capital Holdings Inc 6.750 06/15/54 3,070,152
12,090,000 NextEra Energy Capital Holdings Inc 5.650 05/01/79 11,968,388
11,775,000 (b),(d) NRG Energy Inc 10.250 N/A 13,061,136

PRINCIPAL DESCRIPTION VALUE MATURITY VALUE
UTILITIES (continued)
$ 8,050,000 PG&E Corp 7.375% 03/15/55 $ 8,319,286
5,090,000 (b),(d) Vistra Corp 7.000 N/A 5,138,361
20,475,000 (b),(d) Vistra Corp 8.000 N/A 21,013,820
TOTAL UTILITIES 112,530,245
TOTAL $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED
(Cost $311,797,764) 308,787,839
SHARES DESCRIPTION RATE VALUE
85369284 $25 PAR (OR SIMILAR) RETAIL PREFERRED - 8.3% 85369284
CAPITAL GOODS - 0.5%
204,000 WESCO International Inc 10.625 5,318,280
TOTAL CAPITAL GOODS 5,318,280
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.2%
99,796 National Storage Affiliates Trust 6.000 2,370,155
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 2,370,155
FINANCIAL SERVICES - 1.9%
181,000 Morgan Stanley 6.625 4,798,310
314,799 Morgan Stanley 7.125 7,977,006
89,574 Morgan Stanley 6.875 2,268,014
194,900 Synchrony Financial 5.625 4,079,257
TOTAL FINANCIAL SERVICES 19,122,587
FOOD, BEVERAGE & TOBACCO - 1.2%
384,432 CHS Inc 6.750 9,660,776
90,213 CHS Inc 7.100 2,286,900
TOTAL FOOD, BEVERAGE & TOBACCO 11,947,676
INSURANCE - 3.2%
287,059 Allstate Corp/The 7.375 7,828,099
220,806 Athene Holding Ltd 6.375 5,586,392
265,192 Athene Holding Ltd 6.350 6,815,434
169,032 Enstar Group Ltd 7.000 3,475,298
337,825 Reinsurance Group of America Inc 7.125 9,053,710
TOTAL INSURANCE 32,758,933
UTILITIES - 1.3%
85,590 Algonquin Power & Utilities Corp 8.864 2,185,969
434,800 SCE Trust VII 7.500 11,665,684
TOTAL UTILITIES 13,851,653
TOTAL $25 PAR (OR SIMILAR) RETAIL PREFERRED
(Cost $86,245,115) 85,369,284
SHARES DESCRIPTION VALUE
99725601 COMMON STOCKS - 9.7% 99725601
BANKS - 0.3%
12,800 JPMorgan Chase & Co 3,196,416
TOTAL BANKS 3,196,416
CAPITAL GOODS - 2.5%
41,600 Carrier Global Corp 3,218,592
22,800 Emerson Electric Co 3,023,280
11,800 General Dynamics Corp 3,351,318
7,600 Hubbell Inc 3,496,684
14,500 Huntington Ingalls Industries Inc 2,869,840
66,700 nVent Electric PLC 5,223,277
4,900 Parker-Hannifin Corp 3,444,210
7,800 Regal Rexnord Corp 1,347,138
TOTAL CAPITAL GOODS 25,974,339
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 0.2%
4,000 Home Depot Inc/The 1,716,520
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 1,716,520

Portfolio of Investments November 30, 2024
(continued)
Flexible Income

SHARES DESCRIPTION VALUE
CONSUMER SERVICES - 0.6%
46,800 Boyd Gaming Corp $ 3,456,180
10,600 McDonald's Corp 3,137,706
TOTAL CONSUMER SERVICES 6,593,886
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.3%
38,700 Walmart Inc 3,579,750
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 3,579,750
ENERGY - 1.1%
27,200 ConocoPhillips 2,946,848
48,700 Exxon Mobil Corp 5,744,652
15,100 Valero Energy Corp 2,100,108
TOTAL ENERGY 10,791,608
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.5%
12,400 American Tower Corp 2,591,600
54,100 Rexford Industrial Realty Inc 2,276,528
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 4,868,128
FOOD, BEVERAGE & TOBACCO - 0.5%
8,700 PepsiCo Inc 1,422,015
25,700 Philip Morris International Inc 3,419,642
TOTAL FOOD, BEVERAGE & TOBACCO 4,841,657
INSURANCE - 0.3%
7,700 Everest Group Ltd 2,984,212
TOTAL INSURANCE 2,984,212
MEDIA & ENTERTAINMENT - 1.1%
33,800 Alphabet Inc, Class C 5,762,562
48,100 Walt Disney Co/The 5,650,307
TOTAL MEDIA & ENTERTAINMENT 11,412,869
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.4%
4,800 Amgen Inc 1,357,776
54,200 Sanofi SA, ADR 2,628,158
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 3,985,934
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
13,600 Applied Materials Inc 2,376,056
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2,376,056
SOFTWARE & SERVICES - 0.3%
105,000 Gen Digital Inc 3,239,250
TOTAL SOFTWARE & SERVICES 3,239,250
TECHNOLOGY HARDWARE & EQUIPMENT - 0.8%
72,200 Corning Inc 3,513,974
198,400 Hewlett Packard Enterprise Co 4,210,048
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 7,724,022
TRANSPORTATION - 0.3%
22,900 United Parcel Service Inc, Class B 3,107,988
TOTAL TRANSPORTATION 3,107,988
UTILITIES - 0.3%
35,582 Sempra 3,332,966
TOTAL UTILITIES 3,332,966
TOTAL COMMON STOCKS
(Cost $78,848,794) 99,725,601
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
22915895 CONVERTIBLE BONDS - 2.2% 22915895
TECHNOLOGY HARDWARE & EQUIPMENT - 1.7%
$ 6,225,000 Seagate HDD Cayman 3.500% 06/01/28 8,324,065
5,725,000 Western Digital Corp 3.000 11/15/28 8,820,540
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 17,144,605

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 0.5%
$ 5,625,000 FirstEnergy Corp 4.000% 05/01/26 $ 5,771,290
TOTAL UTILITIES 5,771,290
TOTAL CONVERTIBLE BONDS
(Cost $22,365,421) 22,915,895
SHARES DESCRIPTION RATE VALUE
18476349 CONVERTIBLE PREFERRED SECURITIES - 1.8% 18476349
BANKS - 1.5%
1,100 Bank of America Corp 7.250 1,368,950
11,405 Wells Fargo & Co 7.500 13,920,715
TOTAL BANKS 15,289,665
CAPITAL GOODS - 0.2%
25,200 Chart Industries Inc 6.750 1,813,392
TOTAL CAPITAL GOODS 1,813,392
TECHNOLOGY HARDWARE & EQUIPMENT - 0.1%
22,200 Hewlett Packard Enterprise Co 7.625 1,373,292
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 1,373,292
TOTAL CONVERTIBLE PREFERRED SECURITIES
(Cost $18,737,383) 18,476,349
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
459407225 CORPORATE BONDS - 44.6% 459407225
AUTOMOBILES & COMPONENTS - 3.1%
7,475,000 (a) Ford Motor Co 5.291 12/08/46 6,760,482
9,365,000 Ford Motor Credit Co LLC 7.350 11/04/27 9,877,418
12,780,000 General Motors Co 6.600 04/01/36 13,816,641
1,797,000 Goodyear Tire & Rubber Co/The 9.500 05/31/25 1,810,411
TOTAL AUTOMOBILES & COMPONENTS 32,264,952
CAPITAL GOODS - 5.2%
6,715,000 (d) ATS Corp 4.125 12/15/28 6,265,039
5,450,000 (d) Builders FirstSource Inc 6.375 03/01/34 5,554,371
2,675,000 Regal Rexnord Corp 6.050 04/15/28 2,751,147
13,025,000 Regal Rexnord Corp 6.400 04/15/33 13,725,902
5,550,000 Regal Rexnord Corp 6.050 02/15/26 5,604,587
6,300,000 (d) Roller Bearing Co of America Inc 4.375 10/15/29 5,936,385
8,375,000 (a) United Rentals North America Inc 5.250 01/15/30 8,272,425
5,847,000 (d) WESCO Distribution Inc 7.250 06/15/28 5,982,611
TOTAL CAPITAL GOODS 54,092,467
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 2.2%
10,919,000 Bath & Body Works Inc 6.875 11/01/35 11,416,039
6,805,000 (d) Gap Inc/The 3.875 10/01/31 5,984,079
7,544,000 Nordstrom Inc 5.000 01/15/44 5,789,957
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 23,190,075
CONSUMER SERVICES - 2.5%
8,605,000 (d) Caesars Entertainment Inc 6.500 02/15/32 8,777,754
11,100,000 (d) Light & Wonder International Inc 7.500 09/01/31 11,557,564
5,396,000 Piedmont Operating Partnership LP 9.250 07/20/28 5,956,033
TOTAL CONSUMER SERVICES 26,291,351
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.1%
21,339,000 (d) Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC
7.500 03/15/26 21,479,752
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 21,479,752
ENERGY - 4.7%
5,375,000 (d) Antero Resources Corp 7.625 02/01/29 5,509,783
1,092,000 (d) Civitas Resources Inc 8.625 11/01/30 1,157,169
15,668,000 (d) Columbia Pipelines Operating Co LLC 6.544 11/15/53 17,325,037
5,875,000 Diamondback Energy Inc 6.250 03/15/33 6,246,840
5,900,000 PBF Holding Co LLC / PBF Finance Corp 6.000 02/15/28 5,837,690
5,625,000 (d) Permian Resources Operating LLC 7.000 01/15/32 5,791,264

Portfolio of Investments November 30, 2024
(continued)
Flexible Income

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ENERGY (continued)
$ 5,550,000 Valero Energy Corp 6.625% 06/15/37 $ 6,097,736
TOTAL ENERGY 47,965,519
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.9%
9,917,000 (d) Iron Mountain Inc 7.000 02/15/29 10,238,628
9,550,000 VICI Properties LP 5.625 05/15/52 9,136,390
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 19,375,018
FINANCIAL SERVICES - 1.1%
10,114,000 Ally Financial Inc 8.000 11/01/31 11,366,607
TOTAL FINANCIAL SERVICES 11,366,607
FOOD, BEVERAGE & TOBACCO - 1.4%
5,250,000 Altria Group Inc 5.800 02/14/39 5,395,030
7,500,000 BAT Capital Corp 7.081 08/02/53 8,592,085
TOTAL FOOD, BEVERAGE & TOBACCO 13,987,115
HEALTH CARE EQUIPMENT & SERVICES - 1.0%
5,875,000 HCA Inc 5.125 06/15/39 5,576,868
4,400,000 (a) Tenet Healthcare Corp 6.125 10/01/28 4,410,412
TOTAL HEALTH CARE EQUIPMENT & SERVICES 9,987,280
MATERIALS - 4.2%
10,275,000 ArcelorMittal SA 7.000 10/15/39 11,353,111
5,645,500 Ashland Inc 6.875 05/15/43 6,007,318
4,000,000 Celanese US Holdings LLC 6.800 11/15/30 4,212,316
4,075,000 Celanese US Holdings LLC 6.165 07/15/27 4,157,602
10,300,000 (d) Sealed Air Corp 6.875 07/15/33 10,921,718
6,625,000 Southern Copper Corp 5.875 04/23/45 6,634,368
TOTAL MATERIALS 43,286,433
MEDIA & ENTERTAINMENT - 4.5%
2,050,000 (d) CCO Holdings LLC / CCO Holdings Capital Corp 7.375 03/03/31 2,127,410
14,500,000 Charter Communications Operating LLC / Charter
Communications Operating Capital
6.484 10/23/45 14,254,953
11,324,000 (d) Nexstar Media Inc 5.625 07/15/27 11,159,675
6,404,000 Paramount Global 6.875 04/30/36 6,658,174
2,950,000 Time Warner Entertainment Co LP 8.375 07/15/33 3,387,235
10,325,000 Warnermedia Holdings Inc 5.141 03/15/52 8,299,808
TOTAL MEDIA & ENTERTAINMENT 45,887,255
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.8%
8,950,000 Amgen Inc 4.875 03/01/53 8,143,807
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 8,143,807
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.3%
13,308,000 (d) Amkor Technology Inc 6.625 09/15/27 13,348,496
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 13,348,496
SOFTWARE & SERVICES - 2.0%
5,750,000 (a),(d) Gen Digital Inc 7.125 09/30/30 5,952,403
5,975,000 (d) Gen Digital Inc 5.000 04/15/25 5,958,710
8,000,000 Oracle Corp 6.500 04/15/38 8,838,371
TOTAL SOFTWARE & SERVICES 20,749,484
TECHNOLOGY HARDWARE & EQUIPMENT - 3.9%
20,469,000 Hewlett Packard Enterprise Co 6.350 10/15/45 22,054,263
3,245,000 Seagate HDD Cayman 4.091 06/01/29 3,067,003
8,553,000 Seagate HDD Cayman 9.625 12/01/32 9,769,254
5,900,000 (d) Viasat Inc 5.625 04/15/27 5,629,480
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 40,520,000
TELECOMMUNICATION SERVICES - 1.1%
5,832,000 (d) GCI LLC 4.750 10/15/28 5,517,409
5,075,000 Level 3 Financing Inc 11.000 11/15/29 5,766,604
TOTAL TELECOMMUNICATION SERVICES 11,284,013

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION - 1.6%
$ 8,279,000 XPO CNW Inc 6.700% 05/01/34 $ 8,779,445
2,785,000 (d) XPO Inc 6.250 06/01/28 2,825,836
4,420,000 (d) XPO Inc 7.125 06/01/31 4,582,320
TOTAL TRANSPORTATION 16,187,601
TOTAL CORPORATE BONDS
(Cost $471,124,215) 459,407,225
SHARES DESCRIPTION RATE ISSUE PRICE CAP PRICE MATURITY VALUE
5,621,960 STRUCTURED NOTES - 0.5% 5,621,960
30,000 JPMorgan Chase Bank NA 12.000% $168.4200 $198.6625 12/24/24 5,621,960
TOTAL STRUCTURED NOTES
(Cost $5,052,453) 5,621,960
TOTAL LONG-TERM INVESTMENTS
(Cost $994,171,145) 1,000,304,153
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 2.7%
27,440,543 (e) State Street Navigator Securities Lending Government Money
Market Portfolio
4.630 (f) 27,440,543
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $27,440,543) 27,440,543
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  1.9%
19524028 REPURCHASE AGREEMENTS - 1.9% 19524028
549,028 (g) Fixed Income Clearing Corporation 1.440 12/02/24 549,028
18,975,000 (h) Fixed Income Clearing Corporation 4.550 12/02/24 18,975,000
TOTAL REPURCHASE AGREEMENTS
(Cost $19,524,028) 19,524,028
TOTAL SHORT-TERM INVESTMENTS
(Cost $19,524,028) 19,524,028
TOTAL INVESTMENTS - 101.7%
(Cost $1,041,135,716 ) 1,047,268,724
OTHER ASSETS & LIABILITIES, NET -  (1.7)% (17,389,974)
NET ASSETS - 100% $ 1,029,878,750

Portfolio of Investments November 30, 2024
(continued)
Flexible Income

Level 1 Level 2 Level 3 Total
Long-Term Investments:
$1,000 Par (or similar) Institutional
Preferred $ – $ 308,787,839 $ – $ 308,787,839
$25 Par (or similar) Retail Preferred 85,369,284 – – 85,369,284
Common Stocks 99,725,601 – – 99,725,601
Convertible Bonds – 22,915,895 – 22,915,895
Convertible Preferred Securities 18,476,349 – – 18,476,349
Corporate Bonds – 459,407,225 – 459,407,225
Structured Notes – 5,621,960 – 5,621,960
Investments Purchased with Collateral from
Securities Lending 27,440,543 – – 27,440,543
Short-Term Investments:
Repurchase Agreements – 19,524,028 – 19,524,028
Total
$ 231,011,777 $ 816,256,947 $ – $ 1,047,268,724
(a) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $26,549,470.
(b) Perpetual security. Maturity date is not applicable.
(c) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $260,675,080 or 24.9% of Total Investments.
(e) Investments made with cash collateral received from securities on loan.
(f) The rate shown is the one-day yield as of the end of the reporting period.
(g) Agreement with Fixed Income Clearing Corporation, 1.440% dated 11/29/24 to be repurchased at $549,094 on 12/2/24, collateralized by
Government Agency Securities, with coupon rate 1.750% and maturity date 1/31/29, valued at $560,059.
(h) Agreement with Fixed Income Clearing Corporation, 4.550% dated 11/29/24 to be repurchased at $18,982,195 on 12/2/24, collateralized by
Government Agency Securities, with coupon rate 3.875% and maturity date 5/15/43, valued at $19,354,577.
ADR American Depositary Receipt
M Month
TSFR
3M CME Term Secured Overnight Financing Rate 3 Month